United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/17

Date of Reporting Period: Quarter ended 04/30/16

Item 1. Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—91.5%
		U.S. Treasury Notes—91.5%
$9,978,700		0.625%, 1/15/2026	$10,471,632
5,000,000		0.875%, 4/15/2019	4,993,360
40,000,000		1.000%, 11/30/2019	39,926,624
40,000,000		1.125%, 12/31/2019	40,060,132
45,000,000		1.125%, 3/31/2020	45,006,615
35,000,000		1.250%, 10/31/2019	35,252,584
20,000,000		1.375%, 10/31/2020	20,120,468
9,000,000	[1]	1.625%, 3/31/2019	9,180,499
10,000,000		1.625%, 7/31/2019	10,204,605
45,000,000		1.625%, 8/31/2019	45,912,235
25,000,000		1.625%, 6/30/2020	25,442,492
15,000,000		1.625%, 11/30/2020	15,261,797
50,000,000		2.250%, 7/31/2018	51,577,150
24,200,000		3.250%, 7/31/2016	24,374,797
65,330,350		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020 - 4/15/2021	66,744,232
		TOTAL U.S. TREASURY (IDENTIFIED COST $435,644,586)	444,529,222
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.1%
		Agency Commercial Mortgage-Backed Securities—4.1%
9,008,991		FHLMC REMIC K052 A1, 2.598%, 1/25/2025	9,336,610
10,350,000		FHLMC REMIC K504 A2, 2.724%, 9/25/2020	10,723,018
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,849,365)	20,059,628
		GOVERNMENT AGENCIES—5.5%
		Federal National Mortgage Association—5.5%
25,558,226		3.500%, 7/1/2045 – 12/1/2045 (IDENTIFIED COST $26,634,612)	26,814,515
		PURCHASED PUT OPTION—0.0%
50		United States Treasury Note 5 -Year Future, Put Option, Strike Price: $119.75, Expiration Date: 7/22/2016 (IDENTIFIED COST $26,675)	21,289
		REPURCHASE AGREEMENT—0.7%
3,227,000		Interest in $805,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,020,125 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $829,170,729. (AT COST)	3,227,000
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $485,382,238)[2]	494,651,654
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[3]	(8,703,631)
		TOTAL NET ASSETS—100%	$485,948,023
At April 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Note 2-Year Long Futures	400	$87,450,000	June 2016	$26,329
[4]United States Treasury Note 5-Year Short Futures	325	$39,297,070	June 2016	$(25,957)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$372

The average notional value of long and short futures contracts held by the Fund throughout the period was $133,346,797 and $72,222,998, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $11,084. This is based on amounts held as of each month-end throughout three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At April 30, 2016, the cost of investments for federal tax purposes was $485,382,238. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,269,416. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,274,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,386.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determined its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$444,529,222	$—	$444,529,222
Commercial Mortgage-Backed Securities	—	20,059,628	—	20,059,628
Government Agencies	—	26,814,515	—	26,814,515
Purchased Put Option	21,289	—	—	21,289
Repurchase Agreement	—	3,227,000	—	3,227,000
TOTAL SECURITIES	$21,289	$494,630,365	$—	$494,651,654
Other Financial Instruments*
Assets	$26,329	$—	$—	$26,329
Liabilities	(25,957)	—	—	(25,957)
TOTAL OTHER FINANCIAL INSTRUMENTS*	$372	$—	$—	$372
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016